Note 8 - Deposits	6 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

Note 8 - Deposits

Deposits at December 31, 2014 and at June 30, 2014 and 2013 consist of the following classifications:

	At December 31,		At June 30,
	2014		2014		2013
	Amount	Average Rate	Amount	Average Rate	Amount	Average Rate
	(Dollars in thousands)

Non-interest bearing demand	$24,821	—%	$22,206	—%	$18,559	—%
NOW	35,770	0.12	31,899	0.15	31,973	0.14
Super NOW	5,645	0.20	4,791	0.20	3,991	0.20
Savings and club	101,210	0.22	102,241	0.21	112,385	0.21
Money market demand	4,684	0.23	3,724	0.23	3,611	0.23
Certificates of deposit	93,938	1.30	98,528	1.32	109,948	1.40

	$266,068	0.57%	$263,389	0.60%	$280,467	0.65%

A summary of certificates of deposit by maturity at December 31, 2014 and June 30, 2014 is as follows (in thousands):

	At December 31, 2014	At June 30, 2014

Within one year	$56,692	$62,142
One to two years	19,505	19,058
Two to three years	10,647	9,154
Three to four years	3,595	3,515
Four to five years	1,418	2,527
Thereafter	2,081	2,132

	$93,938	$98,528

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was approximately $41.5 million, $41.8 million and $44.7 million at December 31, 2014 and at June 30, 2014 and 2013, respectively. Generally, deposits in excess of $250,000 are not insured by the FDIC.

A summary of interest expense on deposits for the six months ended December 31, 2014 and 2013 and for the years ended June 30, 2014 and 2013 is as follows:

	Six Months Ended December 31,		Year Ended June 30,
	2014	2013	2014	2013
		(Unaudited)
	(Dollars in thousands)

NOW, super NOW and money market demand	$33	$25	$50	$51
Savings and club	109	120	233	251
Certificates of deposit	642	723	1,372	1,705

	$784	$868	$1,655	$2,007